Borrowing costs (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017
Borrowing costs [abstract]
Interest Costs Incurred	$ 59,914	$ 50,124